Cover Page	12 Months Ended
Dec. 31, 2021 shares
Entity Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Entity Central Index Key	0001453015
Entity Primary SIC Number	3620
Entity Registrant Name	Ballard Power Systems Inc.
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	9000 Glenlyon Parkway
Entity Address, City or Town	Burnaby
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V5J 5J8
City Area Code	604
Local Phone Number	454-0900
Title of 12(b) Security	Common Shares
Trading Symbol	BLDP
Security Exchange Name	NASDAQ
Security Reporting Obligation	15(d)
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Common Stock, Shares Outstanding	297,700,295
Entity File Number	000-53543
ICFR Auditor Attestation Flag	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Annual Information Form	true
Audited Annual Financial Statements	true
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	28 Liberty St.
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940
Contact Personnel Name	C T Corporation System